Stock Options and Stock Award Plans	12 Months Ended
Mar. 04, 2017
Stock Options and Stock Award Plans
Stock Options and Stock Award Plans

16. Stock Option and Stock Award Plans

The Company recognizes share-based compensation expense in accordance with ASC 718, “Compensation—Stock Compensation.” Expense is recognized over the requisite service period of the award, net of an estimate for the impact of forfeitures. Operating results for fiscal 2017, 2016 and 2015 include $23,482, $37,948 and $23,390 of compensation costs related to the Company’s stock-based compensation arrangements.

In December 2000, the Company adopted the 2000 Omnibus Equity Plan (the 2000 Plan) under which 22,000 shares of common stock are reserved for granting of restricted stock, stock options, phantom stock, stock bonus awards and other stock awards at the discretion of the Board of Directors.

In February 2001, the Company adopted the 2001 Stock Option Plan (the 2001 Plan) which was approved by the shareholders under which 20,000 shares of common stock are authorized for granting of stock options at the discretion of the Board of Directors.

In April 2004, the Board of Directors adopted the 2004 Omnibus Equity Plan, which was approved by the shareholders. Under the plan, 20,000 shares of common stock are authorized for granting of restricted stock, stock options, phantom stock, stock bonus awards and other equity based awards at the discretion of the Board of Directors.

In January 2007, the stockholders of the Company approved the adoption of the Rite Aid Corporation 2006 Omnibus Equity Plan. Under the plan, 50,000 shares of Rite Aid common stock are available for granting of restricted stock, stock options, phantom stock, stock bonus awards and other equity based awards at the discretion of the Board of Directors.

In June 2010, the stockholders of the Company approved the adoption of the Rite Aid Corporation 2010 Omnibus Equity Plan. Under the plan, 35,000 shares of Rite Aid common stock are available for granting of restricted stock, stock options, phantom stock, stock bonus awards and other equity based awards at the discretion of the Board of Directors. The adoption of the 2010 Omnibus Equity Plan became effective on June 23, 2010.

In June 2012, the stockholders of the Company approved the adoption of the Rite Aid Corporation 2012 Omnibus Equity Plan. Under the plan, 28,500 shares of Rite Aid common stock are available for granting of restricted stock, stock options, phantom stock, stock bonus awards and other equity based awards at the discretion of the Board of Directors. The adoption of the 2012 Omnibus Equity Plan became effective on June 21, 2012.

In June 2014, the stockholders of the Company approved the adoption of the Rite Aid Corporation 2014 Omnibus Equity Plan. Under the plan, 58,000 shares of Rite Aid common stock plus any shares of common stock remaining available for grant under the Rite Aid Corporation 2010 Omnibus Equity Plan and the Rite Aid Corporation 2012 Omnibus Equity Plan as of the effective date of the 2014 Plan (provided that no more than 25,000 shares may be granted as incentive stock options) are available for granting of restricted stock, stock options, phantom stock, stock bonus awards and other equity based awards at the discretion of the Board of Directors. The adoption of the 2014 Omnibus Equity Plan became effective on June 19, 2014.

All of the plans provide for the Board of Directors (or at its election, the Compensation Committee) to determine both when and in what manner options may be exercised; however, it may not be more than 10 years from the date of grant. All of the plans provide that stock options may be granted at prices that are not less than the fair market value of a share of common stock on the date of grant. The aggregate number of shares authorized for issuance for all plans is 54,337 as of March 4, 2017.

Stock Options

The Company determines the fair value of stock options issued on the date of grant using the Black-Scholes-Merton option-pricing model. The following weighted average assumptions were used for options granted in fiscal 2017, 2016 and 2015:

	2017	2016	2015
Expected stock price volatility(1)	N/A	56%	74%
Expected dividend yield(2)	N/A	0.00%	0.00%
Risk-free interest rate(3)	N/A	1.70%	1.70%
Expected option life(4)	N/A	5.5 years	5.5 years

(1)	The expected volatility is based on the historical volatility of the stock price over the most recent period equal to expected life of the option.

(2)

The dividend rate that will be paid out on the underlying shares during the expected term of the options. The Company does not currently pay dividends on its common stock, as such, the dividend rate is assumed to be zero percent.

(3)	The risk free interest rate is equal to the rate available on United States Treasury zero-coupon issues as of the grant date of the option with a remaining term equal to the expected term.

(4)	The period of time for which the option is expected to be outstanding. The Company analyzed historical exercise behavior to estimate the life.

The weighted average fair value of options granted during fiscal 2017, 2016 and 2015 was $0.00, $4.45 and $4.43, respectively. Following is a summary of stock option transactions for the fiscal years ended March 4, 2017, February 27, 2016 and February 28, 2015:

	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 1, 2014	55,966	$1.65
Granted	3,097	7.04
Exercised	(16,485)	1.46
Cancelled	(910)	3.16

Outstanding at February 28, 2015	41,668	$2.09

Granted	3,579	8.68
Exercised	(6,400)	1.78
Cancelled	(722)	4.20

Outstanding at February 27, 2016	38,125	$2.73

Granted	—	N/A
Exercised	(3,556)	1.95
Cancelled	(679)	5.60

Outstanding at March 4, 2017	33,890	$2.75	4.76	$107,125

Vested or expected to vest at March 4, 2017	32,960	$2.66	4.69	$106,158

Exercisable at March 4, 2017	29,198	$2.08	4.31	$104,365

As of March 4, 2017, there was $12,376 of total unrecognized pre-tax compensation costs related to unvested stock options, net of forfeitures. These costs are expected to be recognized over a weighted average period of 1.87 years.

Cash received from stock option exercises for fiscal 2017, 2016 and 2015 was $6,951, $11,376 and $24,117, respectively. The income tax benefit from stock options for fiscal 2017, 2016 and 2015 was $421, $11,764 and $30,099, respectively. The total intrinsic value of stock options exercised for fiscal 2017, 2016 and 2015 was $20,475, $42,207 and $92,355, respectively.

Typically, stock options granted vest, and are subsequently exercisable in equal annual installments over a four-year period for employees.

Restricted Stock

The Company provides restricted stock grants to associates under plans approved by the stockholders. Shares awarded under the plans typically vest in equal annual installments over a three-year period. Unvested shares are forfeited upon termination of employment. Following is a summary of restricted stock transactions for the fiscal years ended March 4, 2017, February 27, 2016 and February 28, 2015:

	Shares	Weighted Average Grant Date Fair Value
Balance at March 1, 2014	10,056	$1.66
Granted	3,303	7.01
Vested	(5,239)	1.54
Cancelled	(454)	5.00

Balance at February 28, 2015	7,666	$3.84

Granted	2,752	8.60
Vested	(5,140)	2.94
Cancelled	(420)	6.89

Balance at February 27, 2016	4,858	$7.23

Granted	3,613	7.73
Vested	(2,222)	6.28
Cancelled	(426)	7.84

Balance at March 4, 2017	5,823	$7.87

At March 4, 2017, there was $31,605 of total unrecognized pre-tax compensation costs related to unvested restricted stock grants, net of forfeitures. These costs are expected to be recognized over a weighted average period of 1.95 years.

The total fair value of restricted stock vested during fiscal years 2017, 2016 and 2015 was $13,951, $15,104 and $8,090, respectively.

Performance Based Incentive Plan

Beginning in fiscal 2015, the Company provided certain of its associates with performance based incentive plans under which the associates will receive a certain number of shares of the Company’s common stock based on the Company meeting certain financial and performance goals. If such goals are not met, no stock-based compensation expense is recognized and any recognized stock-based compensation expense is reversed. The Company incurred $(6,070), $12,634 and $1,769 related to these performance based incentive plans for fiscal 2017, 2016 and 2015, respectively, which is recorded as a component of stock-based compensation expense.